Subsequent Events - Additional Information (Detail)	Jan. 12, 2023 USD ($) $ / shares	Jan. 12, 2023 USD ($) $ / shares	Jan. 12, 2023 USD ($) shares $ / shares	Jan. 12, 2023 USD ($) $ / shares	Jan. 09, 2023 USD ($)	Jan. 12, 2021 USD ($) shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Sep. 09, 2020 $ / shares
Subsequent Event [Line Items]
Cash | $							$ 591	$ 160,991
Deferred underwriting commissions | $							$ 13,125,000	$ 13,125,000
IPO [Member]
Subsequent Event [Line Items]
Deferred underwriting commissions | $						$ 13,100,000
Common Class A [Member]
Subsequent Event [Line Items]
Common stock par or stated value per share | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001			$ 0.0001	$ 0.0001
Stock Issued During Period, Shares, New Issues | shares			32,924,036
Common Class A [Member] | IPO [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues | shares						37,500,000
Common Class B [Member]
Subsequent Event [Line Items]
Common stock par or stated value per share | $ / shares							$ 0.0001	$ 0.0001
Common Class B [Member] | Sponsor [Member]
Subsequent Event [Line Items]
Common stock par or stated value per share | $ / shares									$ 0.0001
Subsequent Event [Member]
Subsequent Event [Line Items]
Description of time limit on contribution of loan					five (5) business days
Short-term borrowings | $					$ 1,440,000
Stock redemption price | $ / shares	10.15	$ 10.15	$ 10.15	$ 10.15
Stock redeemed or called during period, value | $		$ 334,200,000
Deferred underwriting commissions | $					13,125,000
Subsequent Event [Member] | Warrant [Member]
Subsequent Event [Line Items]
Debt instrument, convertible, number of equity instruments			1,500,000	1,500,000
Debt instrument conversion price | $ / shares	$ 1.5	$ 1.5	$ 1.5	$ 1.5
Subsequent Event [Member] | IPO [Member]
Subsequent Event [Line Items]
Cash | $					$ 720,000
Subsequent Event [Member] | LHC Sponsor [Member] | Unsecured promissory note [Member]
Subsequent Event [Line Items]
Description of time limit on contribution of loan	two (2) business days
Debt instrument, face amount | $	$ 2,160,000	$ 2,160,000	$ 2,160,000	$ 2,160,000
Line of credit facility, current borrowing capacity | $	$ 720,000	$ 720,000	$ 720,000	$ 720,000
Debt instrument interest rate	0.00%	0.00%	0.00%	0.00%
Subsequent Event [Member] | World View [Member]
Subsequent Event [Line Items]
Common stock par or stated value per share | $ / shares	$ 0.00001	$ 0.00001	$ 0.00001	$ 0.00001
Business combination, consideration transferred | $		$ 350,000,000
Subsequent Event [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Common stock par or stated value per share | $ / shares	0.0001	$ 0.0001	$ 0.0001	0.0001
Stock Issued During Period, Shares, New Issues | shares			32,924,036
Subsequent Event [Member] | Common Class B [Member]
Subsequent Event [Line Items]
Common stock par or stated value per share | $ / shares	0.0001	0.0001	$ 0.0001	0.0001
Subsequent Event [Member] | Common Class B [Member] | Sponsor [Member]
Subsequent Event [Line Items]
Common stock par or stated value per share | $ / shares	0.0001	0.0001	0.0001	0.0001
Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Common stock par or stated value per share | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001